Supplemental pension plans (Details 6)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Sensitivity analysis: Increase of 1 b.p. | Discount rate
Sensitivity analysis of the benefit plan obligations
Rate	9.80% - 10.31%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (185,803)
Sensitivity analysis: Increase of 1 b.p. | Medical inflation rate
Sensitivity analysis of the benefit plan obligations
Rate	9.16% - 10.72%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 74,081
Sensitivity analysis: Decrease of 1 b.p. | Discount rate
Sensitivity analysis of the benefit plan obligations
Rate	7.80% - 8.31%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 491,193
Sensitivity analysis: Decrease of 1 b.p. | Medical inflation rate
Sensitivity analysis of the benefit plan obligations
Rate	7.16% - 8.72%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (62,077)